Balance Sheet	Jul. 31, 2023 USD ($)
Current assets:
Cash	$ 7
Total assets	7
Current liabilities:
Accrued expenses	$ 29,830
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]
Due to related party	$ 42,660
Total liabilities	72,490
Redeemable Class B common shares, no par value; unlimited shares authorized, 10 shares issued and outstanding, redemption amount of $7	7
Shareholder's deficit:
Class A common shares, no par value; unlimited shares authorized, no shares issued and outstanding
Accumulated deficit	(72,490)
Total shareholder's deficit	(72,490)
Total liabilities and shareholder's deficit	$ 7